Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2020 Fund - Fidelity Managed Retirement 2020 Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	5.78%
Annual Return 2015	0.03%
Annual Return 2016	7.07%
Annual Return 2017	13.30%
Annual Return 2018	(4.45%)
Annual Return 2019	16.19%
Annual Return 2020	12.05%
Annual Return 2021	6.77%
Annual Return 2022	(14.63%)
Annual Return 2023	10.72%